Payson Total Return Fund
SCHEDULE OF INVESTMENTS (UNAUDITED)
December 31, 2025
1
The following is a summary of the inputs used to value the
Fund's investments as of December 31, 2025.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized
as Level 2 in the hierarchy. Municipal securities, long-term U.S.
government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange,
Shares Security Description Value
Common Stock - 95.0%
Consumer Discretionary - 7.3%
75,280 Amazon.com, Inc.(a) $ 17,376,130
1,775 AutoZone, Inc.(a) 6,019,912
23,396,042
Consumer Staples - 2.5%
13,675 Thermo Fisher Scientific, Inc. 7,923,979
Energy - 2.0%
20,000 Chevron Corp. 3,048,200
20,680 Marathon Petroleum Corp. 3,363,189
6,411,389
Financials - 10.6%
41,233 JPMorgan Chase & Co. 13,286,097
15,853 Mastercard, Inc., Class A 9,050,161
33,616 Visa, Inc., Class A 11,789,467
34,125,725
Health Care - 5.5%
43,035 AbbVie, Inc. 9,833,067
13,948 Amgen, Inc. 4,565,320
13,740 Danaher Corp. 3,145,361
17,543,748
Industrials - 13.1%
41,214 AMETEK, Inc. 8,461,646
11,590 Caterpillar, Inc. 6,639,563
35,718 Honeywell International, Inc. 6,968,225
12,363 Hubbell, Inc. 5,490,532
23,948 L3Harris Technologies, Inc. 7,030,414
74,578 nVent Electric PLC 7,604,719
42,195,099
Information Technology - 54.0%
11,220 Accenture PLC, Class A 3,010,326
99,000 Alphabet, Inc., Class A 30,987,000
86,226 Apple, Inc. 23,441,400
8,479 ASML Holding NV 9,071,343
78,665 Broadcom, Inc. 27,225,956
25,830 CDW Corp. 3,518,046
92,270 Lam Research Corp. 15,794,779
Shares Security Description Value
Information Technology - 54.0% (continued)
24,945 Meta Platforms, Inc., Class A $ 16,465,945
36,630 Microsoft Corp. 17,715,001
139,500 NVIDIA Corp. 26,016,750
173,246,546
Total Common Stock (Cost $130,677,291) 304,842,528
Shares Security Description Value
Exchange Traded Fund - 2.9%
117,000 State Street SPDR
Portfolio S&P 500 ETF
(Cost $7,602,064) 9,385,740
Investments, at value - 97.9% (Cost
$138,279,355) $ 314,228,268
Other Assets & Liabilities, Net - 2.1% 6,809,931
Net Assets - 100.0% $ 321,038,199
ETF Exchange Traded Fund
PLC Public Limited Company
(a) Non-income producing security.

Payson Total Return Fund
SCHEDULE OF INVESTMENTS (UNAUDITED)
December 31, 2025
2
securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Level 1 value displayed in this table is Common Stock and an
Exchange Traded Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN
CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES
TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE
FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.
THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT
THE FUND’S SECURITY VALUATION POLICIES AND ABOUT
CERTAIN SECURITY TYPES INVESTED BY THE FUND.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 314,228,268
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 314,228,268